Investment Strategy	Oct. 23, 2026
LADENBURG INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 15% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	0-30%
Fixed Income	50-90%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

LADENBURG INCOME & GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 25% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	20-50%
Fixed Income	40-70%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

LADENBURG GROWTH & INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 40% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	40-70%
Fixed Income	20-50%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

LADENBURG GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 50% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	60-90%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).

LADENBURG AGGRESSIVE GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a combination of equity, fixed income and alternative strategy exchange traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds (together, “Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common stocks, (2) foreign common stocks, (3) U.S. fixed income securities, (4) foreign fixed income securities or (5) alternative investments including managed futures, master-limited partnerships, commodities, and long-short strategies. Equity Underlying Funds may follow a growth or value-investing style and may include those that invest in small-cap, mid-cap or large cap companies. The adviser invests Fund assets in fixed income Underlying Funds without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. Foreign equity Underlying Funds may invest in common stock of companies located in emerging market countries. The Fund may invest up to 60% of its net assets in Underlying Funds that primarily invest in foreign securities.

The Fund’s adviser invests the Fund’s assets in the Underlying Funds in accordance with the following ranges:

Equity	70-100%
Fixed Income	0-30%
Alternatives	0-20%

The Fund’s adviser makes tactical reallocations or rebalances in response to market conditions. Such reallocations or rebalances may be within an asset class (e.g. shifting between market capitalizations, geographic regions, credit qualities or durations) or between asset classes (e.g. shifting some of the Fund’s assets allocated to equity into fixed income).